Stock Based Compensation (Details) - Schedule of fair value of the sole stock option grant - DocGo Inc. and Subsidiaries [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Based Compensation (Details) - Schedule of fair value of the sole stock option grant [Line Items]
Expected term (in years)		2 years
Volatility		44.48%
Dividend yield	0.00%	0.00%
Minimum [Member]
Stock Based Compensation (Details) - Schedule of fair value of the sole stock option grant [Line Items]
Risk-free interest rate	0.12%	0.14%
Expected term (in years)	1 year
Volatility	63.00%
Maximum [Member]
Stock Based Compensation (Details) - Schedule of fair value of the sole stock option grant [Line Items]
Risk-free interest rate	0.67%	1.58%
Expected term (in years)	5 years
Volatility	65.00%